Non Current Liabilities - Employee Benefits - Summary of Detailed Information of Employee Benefits Non Current Liabilities (Detail) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Disclosure of defined benefit plans [line items]
Employee benefits	$ 203,178	$ 164,432
Long Service Leave [member]
Disclosure of defined benefit plans [line items]
Employee benefits	179,603	147,738
Provision For Retirement Payment [Member]
Disclosure of defined benefit plans [line items]
Employee benefits	$ 23,575	$ 16,694